General Information and Summary (Details)																												12 Months Ended			108 Months Ended
	Dec. 12, 2014 USD ($)	Aug. 05, 2013 USD ($)	Dec. 05, 2012 USD ($)	Oct. 31, 2012 USD ($)	Dec. 01, 2011 USD ($)	Aug. 30, 2011 USD ($)	Jun. 02, 2011 USD ($)	Dec. 30, 2010 USD ($)	Oct. 15, 2010 USD ($)	Aug. 01, 2010 USD ($)	Jun. 04, 2010 USD ($)	May. 19, 2010 USD ($)	Dec. 30, 2009 USD ($)	Jun. 29, 2009 USD ($)	Dec. 31, 2008 USD ($)	Jun. 26, 2008 USD ($)	Apr. 29, 2008 USD ($)	Mar. 28, 2008 USD ($)	Dec. 31, 2007 USD ($)	Sep. 19, 2007 USD ($)	Aug. 29, 2007 USD ($)	Jul. 03, 2007 USD ($)	Jun. 28, 2007 USD ($)	Jun. 07, 2007 USD ($)	Apr. 20, 2007 USD ($)	Dec. 29, 2006 USD ($)	Dec. 31, 2005 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013	Dec. 31, 2006 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2005 USD ($) shares
General Information and Summary (Details) [Line Items]
Number of Independent Trading Advisors																												5
Percentage of Trust Assets Not Allocated to Trading Advisors																												22.75%			22.75%
Trust Termination Description																												The Trust will be terminated on December 31, 2026, unless terminated earlier upon the occurrence of one of the following: (1) Beneficial Owners holding more than 50% of the outstanding units notify the Managing Owner to dissolve the Trust as of a specific date; (2) 120 days after the filing of a bankruptcy petition by or against the Managing Owner, unless the bankruptcy court approves the sale and assignment of the interests of the Managing Owner to a purchaser/assignor that assumes the duties of the Managing Owner; (3) 120 days after the notice of the retirement, resignation, or withdrawal of the Managing Owner, unless Beneficial Owners holding more than 50% of the outstanding units appoint a successor; (4) 90 days after the insolvency of the Managing Owner or any other event that would cause the Managing Owner to cease being managing owner of the Trust, unless Beneficial Owners holding more than 50% of the outstanding units appoint a successor; (5) dissolution of the Managing Owner; (6) insolvency or bankruptcy of the Trust; (7) a decrease in the NAV to less than $2,500,000; (8) a decline in the NAV per unit to $50 or less; (9) dissolution of the Trust; or (10) any event that would make it unlawful for the existence of the Trust to be continued or require dissolution of the Trust.
Trust Termination Date																												Dec. 31, 2026
Asset Impairment Charges (in Dollars)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,590,557	$ 3,856,315	$ 6,643,944					$ 0
Payments of Capital Distribution (in Dollars)											$ 970,550
Contingency Reserve Held by Bank (in Dollars)																												$ 475,000			475,000
Accounts Receivable, Net (in Dollars)																												$ 20,248			$ 20,248	$ 0
United States of America, Dollars
General Information and Summary (Details) [Line Items]
Interest Earned on Trust's Average Daily Balance on Deposit																												For U.S. dollar deposits, 100% of interest earned on the Trust’s assets, calculated by the average four-week Treasury bill rate, is paid to the Trust.
Foreign Currencies [Member]
General Information and Summary (Details) [Line Items]
Interest Earned on Trust's Average Daily Balance on Deposit																												For non-U.S. dollar deposits, the current rate of interest is equal to a rate of one-month LIBOR less 100 basis points.
Revolution Capital Management LLC [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor																												18.34%			18.34%
ROW Asset Management, LLC [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor																												16.44%			16.44%
PGR Capital LLP [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor																												19.92%			19.92%
Centurion Investment Management, LLC [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor																												14.67%			14.67%
Turning Wheel Capital, Inc. [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor																												5.03%			5.03%
Claughton Capital, LLC [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor																												2.85%			2.85%
US Bank [Member]
General Information and Summary (Details) [Line Items]
Compensation Terms for Manager of LLC																													The LLC agreed to compensate US Bank, as manager, the following: (1) an initial acceptance fee of $120,000, (2) an annual fee of $25,000, (3) a distribution fee of $25,000 per distribution, (4) out-of-pocket expenses, and (5) an hourly fee for all personnel at the then expected hourly rate ($350 per hour at the time the agreement was executed).
LLC Equity/Non-Trading [Member]
General Information and Summary (Details) [Line Items]
Financial Instruments, Owned, Principal Investments, at Fair Value (in Dollars)																																	$ 57,544,206
Substitute Units Held by Affiliates (in Shares) | shares																																	2,273,288
Asset Impairment Charges (in Dollars)																											$ 39,580,944
Trust Pproceeds from Prior Clearing Broker in Bankruptcy (in Dollars)																														$ 10,319,318
Payments of Capital Distribution (in Dollars)																														$ 9,335,669
Held by Wells Fargo Bank N.A. [Member]
General Information and Summary (Details) [Line Items]
Investments and Cash (in Dollars)																												$ 1,450,000			$ 1,450,000